UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   February 8, 2000


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   506925

FORM 13F INFORMATION TABLE
                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    14111   188775 SH       Sole                    48700            140075
Abbott Laboratories            COM              002824100     2386    65705 SH       Sole                                      65705
Albertson's                    COM              013104104     1288    39932 SH       Sole                      200             39732
America Online                 COM              02364J104      759    10000 SH       Sole                                      10000
American Int'l Group           COM              026874107    15703   145228 SH       Sole                    32256            112973
Automatic Data Processing      COM              053015103    16475   305794 SH       Sole                    59715            246079
BP Amoco PLC - Spons ADR       COM              055622104      663    11173 SH       Sole                                      11173
Bank of America                COM              060505104     4634    92337 SH       Sole                    25403             66934
Bristol-Myers Squibb           COM              110122108      998    15547 SH       Sole                                      15547
CVS Corp                       COM              126650100     7415   185950 SH       Sole                    63650            122300
Cardinal Health Inc            COM              14149Y108     5902   123272 SH       Sole                    43775             79497
Chevron Corp                   COM              166751107     8530    98474 SH       Sole                    22875             75599
Cintas Corporation             COM              172908105    11410   214785 SH       Sole                    57450            157335
Cisco Systems                  COM              17275R102    34264   319851 SH       Sole                    47728            272123
Citigroup                      COM              172967101      413     7423 SH       Sole                                       7423
Coca-Cola Co                   COM              191216100     1364    23412 SH       Sole                                      23412
Colgate-Palmolive              COM              194162103     3379    51989 SH       Sole                                      51989
Costco Wholesale Corp          COM              22160K105    14151   155082 SH       Sole                    33700            121382
Disney Walt Co                 COM              254687106     1630    55734 SH       Sole                                      55734
EMC Corporation                COM              268648102    13112   120016 SH       Sole                    30750             89266
Ecolab Inc.                    COM              278865100     8045   205625 SH       Sole                    63100            142525
Emerson Electric               COM              291011104     6934   120846 SH       Sole                    27900             92946
Exxon Mobil Corp               COM              30231G102     1877    23302 SH       Sole                     1150             22152
Fannie Mae                     COM              313586109    15128   242292 SH       Sole                    49875            192417
Fifth Third Bancorp            COM              316773100      221     3017 SH       Sole                                       3017
Franklin Resources             COM              354613101     2966    92522 SH       Sole                      300             92222
General Electric               COM              369604103    24949   161222 SH       Sole                    25350            135872
Gillette Company               COM              375766102     2845    69069 SH       Sole                                      69069
Hewlett Packard                COM              428236103    12863   113082 SH       Sole                    25175             87907
Home Depot                     COM              437076102    27729   403329 SH       Sole                    78023            325306
Intel Corp                     COM              458140100    21043   255645 SH       Sole                    39950            215695
Johnson & Johnson              COM              478160104    16149   173179 SH       Sole                    28250            144929
Kimberly-Clark                 COM              494368103     1046    15990 SH       Sole                                      15990
Lilly Eli & Co                 COM              532457108      224     3375 SH       Sole                                       3375
Lucent Technologies            COM              549463107    14870   198264 SH       Sole                    43400            154864
MBNA Corp                      COM              55262L100    10199   374276 SH       Sole                    99759            274517
MCI WorldCom Inc               COM              55268B106    18645   351381 SH       Sole                    82721            268660
McDonald's Corp                COM              580135101     1278    31690 SH       Sole                                      31690
Medtronic Inc                  COM              585055106    15060   413301 SH       Sole                    95950            317351
Merck & Co                     COM              589331107    10515   156502 SH       Sole                    30700            125802
Microsoft Corp                 COM              594918104    33425   286299 SH       Sole                    40125            246174
Minnesota Mining & Mfg         COM              604059105      549     5610 SH       Sole                                       5610
Morgan J.P.                    COM              616880100      666     5259 SH       Sole                                       5259
Nordstrom Inc                  COM              655664100      271    10290 SH       Sole                                      10290
Omnicom Group                  COM              681919106    18451   184505 SH       Sole                    42800            141705
Paychex Inc                    COM              704326107     2877    71926 SH       Sole                                      71926
PepsiCo Inc                    COM              713448108     2354    66775 SH       Sole                      300             66475
Pfizer Inc                     COM              717081103     8898   274300 SH       Sole                    65600            208700
Praxair Inc                    COM              74005P104     7637   151796 SH       Sole                    41750            110046
Procter & Gamble               COM              742718109     3942    35983 SH       Sole                                      35983
QUALCOMM Inc                   COM              747525103      211     1200 SH       Sole                                       1200
Royal Dutch Petroleum          COM              780257804     1149    18975 SH       Sole                                      18975
SBC Communications             COM              78387G103     1801    36947 SH       Sole                                      36947
Schering-Plough                COM              806605101      490    11570 SH       Sole                                      11570
ServiceMaster Company          COM              81760N109      471    38250 SH       Sole                                      38250
Solectron Corp                 COM              834182107    12228   128550 SH       Sole                    32250             96300
Starbucks Corp                 COM              855244109    11233   463200 SH       Sole                    97700            365500
State Street Corp              COM              857477103    12818   175435 SH       Sole                    34100            141335
Sysco Corp                     COM              871829107    14965   378265 SH       Sole                    86050            292215
U.S. Bancorp                   COM              902973106      812    34085 SH       Sole                                      34085
Walgreen Co                    COM              931422109      260     8880 SH       Sole                                       8880
Willamette Indus               COM              969133107      245     5275 SH       Sole                                       5275
REPORT SUMMARY                 62 DATA RECORDS              506925            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
